File No. 33-30156

As filed with the Securities and Exchange Commission on May 10, 2013

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE  SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 38

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No. 38

(Check appropriate box or boxes)

OneAmerica(R) Funds, Inc.

(Exact Name of Registrant)

Insurance Company’s Telephone Number: (317) 285-1877

Richard M. Ellery

Associate General Counsel

American United Life Insurance Company

One American Square

Indianapolis, Indiana 46282

(Name and Address of Agent for Service)

Title of Securities Being Registered: Shares of common stock

It is proposed that this filing will become effective (Check appropriate Space)

☒  immediately upon filing pursuant to paragraph (b) of Rule 485

☐  On May 1, 2012 pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on (date) pursuant to paragraph (a)(1) of Rule 485

☐  this post-effective amendment designates a new effective date for a previously filed amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 38 to the Registrant’s Statement on Form N -1A is filed for the sole purpose of submitting an exhibit containing interactive data format risk return summary information for the portfolios of OneAmerica Funds, Inc.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all requirements for effectiveness of this post-effective amendment to this registrations statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Indianapolis, and State of Indiana on the 10 day of May 2013.

OneAmerica Funds, Inc.

By: J. Scott Davison*, President

By:	/s/ Richard M. Ellery

*Richard M. Ellery as Attorney-in-fact

Pursuant to the requirements of the Securities Act, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

J. Scott Davison*	President	May 10, 2013
Joseph E. DeGroff*	Chairman & Director	May 10, 2013
Elaine Bedel*	Director	May 10, 2013
James L. Isch*	Director	May 10, 2013
Stephen J. Helmich*	Director	May 10, 2013
Gilbert F. Viets*	Director	May 10, 2013
Stephen L. Due*	Assistant Secretary	May 10, 2013
Richard M. Ellery*	Secretary	May 10, 2013
Chris Pohl*	Treasurer	May 10, 2013
Sue Uhl*	Anti-Money Laundering Officer	May 10, 2013

By:	/s/ Richard M. Ellery

*Richard M. Ellery as Attorney-in-fact
Date: May 10, 2013

EXHIBIT

Exhibit No. in Form N1-A	Name of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase